Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Cash flow from operating activities:
Net loss	$ (5,793,242)	$ (2,527,524)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	62,427	57,512
Vested stock options and warrants	147,158	320,334
Equity instruments issued for management and consulting	717,331	(6,667)
Issuance of common stock in cashless warrant exchange	736,724
Amortization of debt discount		219,097
Penalty on debt provision		10,031
Loss on Sales of Equipment	(2,387)	16,917
Gain from sale of marketable securities	(2,309)
Changes in assets and liabilities:
Accounts receivable	(6,734)	43,353
Inventories	(57,509)	130,477
Prepaid expense and other assets	108,391	(23,208)
Accounts payable	(2,352)	(1,056,006)
Accrued expenses	388,195	(1,845,850)
Deferred Revenue		24,180
Net cash used in operating activities:	(3,704,307)	(4,637,354)
Cash flow from investing activities:
Purchase of marketable securities	(850,000)
Proceeds from sale of marketable securities	280,000
Purchase of certificates of deposit	(1,000,000)
Redemption of certificates of deposit	1,000,000
Purchase of fixed assets	(25,127)
Purchase of intangibles	(8,573)	(23,739)
Net cash used in investing activities	(603,700)	(23,739)
Cash flow from financing activities:
Proceeds from long-term and convertible debt		250,000
Principal payments on debt		(933,074)
Issuance of preferred stock		18,950
Issuance of common stock	86,253	13,041,930
Net cash provided by financing activities	86,253	12,377,806
Net increase in cash and cash equivalents	(4,221,754)	7,716,713
Cash and cash equivalents at beginning of period	4,856,232	16,384
Cash and cash equivalents at end of period	634,478	7,733,097
Non cash transactions:
Common stock issued for accrued interest/bonus
Common stock issued to satisfy debt		$ 483,478